ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS [Abstract]
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
4	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist of the following:

	December 31,
	2013	2014
	RMB	RMB
Accounts receivable due from:
Banks	1,182	2,052
Social security bureau	112,884	115,247
Non-retail customers	18,105	19,543
	132,171	136,842
Less: allowance for doubtful accounts	(187)	(274)
Accounts receivable, net	131,984	136,568

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2012, 2013 and 2014.

	December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance at the beginning of the year	-	647	187
Provision for the year	2,276	140	365
Write-off of accounts receivable	(1,629)	(600)	(278)

Balance at the end of the year	647	187	274